STOCK-BASED COMPENSATION EXPENSE - Restricted Stock Units (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option issuance		8,555,822	8,555,822		8,520,723	7,774,441		8,268,978
RSUs forfeited			465,116		880,670	873,781
Balance as of September 30, 2021.		8,555,822	8,555,822		8,520,723	7,774,441		8,268,978
Unrecognized stock-based compensation expense			$ 6.7	$ 2.2	$ 3.3	$ 2.2
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option issuance		2,842,000	2,842,000				0
RSUs granted	2,800,000	2,842,000
Balance as of September 30, 2021.		2,842,000	2,842,000				0
Weighted-average grant date fair value of stock options		$ 24.94
Weighted Average Grant date Fair Value of Stock Options Beginning		0
Weighted Average Grant date Fair Value of Stock Options Ending		$ 24.94	$ 24.94
Unrecognized stock-based compensation expense			$ 70.9
Vesting after first-year anniversary | Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage			0.25%
Vesting monthly thereafter
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage			0.02%